Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial assets:
Derivative financial instruments	¥ 8,313,016	¥ 9,909,272
Financial liabilities:
Derivative financial instruments	9,303,258	11,877,473
Financial liabilities designated at fair value through profit or loss	597,846	498,284
At fair value [member]
Financial assets:
Derivative financial instruments	8,313,016	9,909,272
Investment securities at fair value through other comprehensive income	33,179,136	29,833,445
Financial liabilities:
Derivative financial instruments	9,303,258	11,877,473
Financial liabilities designated at fair value through profit or loss	597,846	498,284
Others	(25,320)	(9,484)
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	3,051,826	3,403,919
Financial liabilities:
Derivative financial instruments	3,461,085	4,004,954
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	161,801	50,587
Financial liabilities:
Derivative financial instruments	22,092	145,501
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	23,438	22,680
Financial liabilities:
Derivative financial instruments	34,816	32,760
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	7,598	18,428
Investment securities at fair value through other comprehensive income	550,448	525,869
Financial liabilities:
Derivative financial instruments	10,082	18,311
Financial liabilities designated at fair value through profit or loss	129,678	125,042
Others	(14,117)	(5,227)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	129,678	125,042
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,059	1,143
Financial liabilities:
Derivative financial instruments	2,950	2,066
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	6,072	16,636
Financial liabilities:
Derivative financial instruments	2,693	13,254
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	290	409
Financial liabilities:
Derivative financial instruments	89	¥ 95
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member]
Financial assets:
Trading assets	41,380
Financial liabilities:
Trading liabilities	¥ 0
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	9.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	11.00%	12.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	¥ 177	¥ 240
Financial liabilities:
Derivative financial instruments	¥ 4,350	¥ 2,896
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	29.00%	31.00%
Quanto correlation	2.00%	(8.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	100.00%	99.00%
Quanto correlation	52.00%	49.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	¥ 1,059	¥ 1,143
Financial liabilities:
Derivative financial instruments	¥ 2,950	¥ 2,066
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	30.00%	26.00%
Foreign exchange volatility	10.00%	7.00%
Quanto correlation	7.00%	4.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	100.00%	99.00%
Foreign exchange volatility	13.00%	13.00%
Quanto correlation	49.00%	49.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	¥ 6,072	¥ 16,636
Financial liabilities:
Derivative financial instruments	¥ 2,693	¥ 13,254
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	59.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity volatility	2.00%	2.00%
Equity to equity correlation		49.00%
Quanto correlation		(10.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity volatility	93.00%	66.00%
Equity to equity correlation		84.00%
Quanto correlation		16.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	¥ 290	¥ 409
Financial liabilities:
Derivative financial instruments	89	¥ 95
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation		18.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation		30.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 849,122	¥ 739,914
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	13.00%	10.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	42.00%	42.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	6.00%	5.00%
Probability of default rate	0.00%	0.00%
Loss given default rate	20.00%	25.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	8.00%	9.00%
Probability of default rate	27.00%	30.00%
Loss given default rate	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 80,144	¥ 79,230
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.9
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	1.5
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Loss given default rate	40.00%	40.00%
Price/Book value multiple		1.2
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	1.00%	1.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	¥ 550,448	¥ 525,869
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.3	0.3
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	3.8	3.5
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	¥ 129,678	¥ 125,042
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	30.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	51.00%	42.00%
Interest rate to interest rate correlation		26.00%
Quanto correlation	3.00%	(10.00%)
Equity volatility	22.00%	16.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	70.00%	84.00%
Interest rate to interest rate correlation		27.00%
Quanto correlation	49.00%	49.00%
Equity volatility	47.00%	39.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%
Quanto correlation	18.00%	18.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%
Quanto correlation	30.00%	30.00%
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	¥ (14,117)	¥ (5,227)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	29.00%	26.00%
Quanto correlation	2.00%	(8.00%)
Equity volatility		26.00%
Foreign exchange volatility	10.00%	7.00%
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	100.00%	99.00%
Quanto correlation	52.00%	49.00%
Equity volatility		28.00%
Foreign exchange volatility	42.00%	42.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%	18.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%	30.00%